General	12 Months Ended
Dec. 31, 2018
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Safe-T Group Ltd. (hereinafter - "Company") is a holding company, which is engaged, as of this date, through its subsidiary Safe-T Data A.R Ltd. (hereinafter - "Safe-T") and Safe-T's subsidiary Safe-T USA Inc. (hereinafter - "Safe-T Inc.") in the development, marketing and sales of solutions for secure and safe data transfer that allow organizations to benefit from improved productivity and effectivity, enhanced security and higher level of compliance with regulatory requirements relating to information security.

b.	The Company's ordinary shares are listed on the Tel Aviv Stock Exchange (hereinafter - "TASE") and as of August 17, 2018, the Company's American Depository Shares (hereinafter - "ADSs") are listed on the Nasdaq Capital Market (hereinafter - "Nasdaq"). For further details with regarded to the Company's public offering on Nasdaq, see Note 13(e).

c.	Going concern

The Company has an accumulated deficit as of December 31, 2018, as well as negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company's current cash position, the Company has sufficient resources to fund operations through the end of the second quarter of 2019. Therefore, there is substantial doubt about the Company's ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management's plans include the continued commercialization of the Company's products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.